Share Capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 04, 2024 USD ($) shares	Jun. 10, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 04, 2024 $ / shares	Jun. 10, 2024 $ / shares	Dec. 31, 2022
Share Capital [Line Items]
Unlimited common shares			Unlimited
Common share, par value
Gross proceeds from public offering (in Dollars) | $		$ 29,270
Gross proceeds from private placement (in Dollars) | $	$ 355
General and administrative expenditures (in Dollars) | $			$ 11,469		$ 10,218
Weighted average exercise price per share of options, granted				$ 4.56		$ 5.94
Weighted average exercise price per share of options, exercised				0.71		0.59
Weighted average exercise price per share of options, forfeited				$ 8.95		$ 4.81
Weighted average share price at the date of exercise of stock options (in Dollars per share)			$ 2.83	$ 2.83	$ 6
Total arrangement options outstanding			14,165,000	14,165,000	10,556,688		14,165,000			8,131,226
Total shares issued			5,880,000		2,950,000	2,950,000
Expiry date			Jun. 15, 2024
Restricted share units outstanding (in Shares) | shares			260,836
Solaris shares issuable (in Shares) | shares			26,085
Exercises of common share					25,000,000	25,000,000
Proceeds from exercises of warrants | $
Arrangement Options [Member]
Share Capital [Line Items]
Total arrangement options outstanding			325,194	325,194			325,194
Total shares issued			25,100
Equinox Warrants [Member]
Share Capital [Line Items]
Restricted share units outstanding					150,589
Warrants exercise price (in Dollars per share)					$ 5.3
Solaris Shares [Member]
Share Capital [Line Items]
Warrants exercise price (in Dollars per share)					$ 2.12
Share Purchase Warrants [Member]
Share Capital [Line Items]
Proceeds from exercises of warrants					$ 21,951	$ 30,000
General and Administrative Expenditures [Member]
Share Capital [Line Items]
General and administrative expenditures (in Dollars) | $			$ 3,998		$ 5,135
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding (in Shares) | shares			163,234,932	163,234,932	150,811,195		163,234,932
Issued shares (in Shares) | shares	143,267	8,222,500
Common Shares [Member] | Share Placements [Member]
Share Capital [Line Items]
Common share, par value								$ 3.49	$ 4.9